SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Intangible assets, net (Details)	Dec. 31, 2023
Intellectual property rights and others | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years
Intellectual property rights and others | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	10 years
Licensed software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	1 year
Licensed software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	5 years